Investments in associates - Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [Abstract]
Balance - January 1	$ 87,444	$ 236,081
Acquisitions	0	200
Disposals	0	(94,334)
Share of (loss) income, net	(30,025)	5,937
Share of other comprehensive income (loss), net	463	(5,078)
Net (loss) gain on ownership dilution	(9,300)	3,580
Loss on disposal	0	(5,459)
Loss on deemed disposal	0	(2,277)
Transfers to other investments	0	(5,407)
Impairment	0	(48,968)
Foreign exchange revaluation impact	(5,320)	3,169
Balance - December 31	$ 43,262	$ 87,444